CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 23,448,000	$ 22,118,000	$ 15,205,000
Marketable securities	77,868,000	83,130,000	0
Accounts receivable, net	43,889,000	42,294,000	24,235,000
Deferred sales commissions	9,533,000	9,667,000	6,246,000
Prepaid expenses and other current assets	7,777,000	6,614,000	2,801,000
Total current assets	162,515,000	163,823,000	48,487,000
Capitalized software development costs, net	5,049,000	4,591,000	2,967,000
Property and equipment, net	11,274,000	11,318,000	12,419,000
Intangible assets, net	50,788,000	54,118,000	56,828,000
Goodwill	185,138,000	185,138,000	163,154,000
Other assets	1,471,000	1,449,000	2,895,000
Total assets	416,235,000	420,437,000	286,750,000
Current liabilities:
Accounts payable	4,269,000	7,165,000	4,648,000
Accrued expenses and other current liabilities	15,719,000	18,931,000	15,012,000
Deferred revenue	88,347,000	80,360,000	52,750,000
Short-term portion of contingent consideration	2,008,000	2,008,000	2,008,000
Total current liabilities	110,343,000	108,464,000	74,418,000
Term loan, net			28,267,000
Common stock warrant liability	12,380,000	11,380,000	5,500,000
Contingent consideration	3,323,000	3,230,000	2,859,000
Deferred tax liabilities, net	1,100,000	1,262,000	5,907,000
Deferred revenue, noncurrent	2,400,000	2,373,000
Other long-term liabilities	2,343,000	2,318,000	3,631,000
Total liabilities	131,889,000	129,027,000	120,582,000
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, no shares issued and outstanding as of December 31, 2016 and 2015
Common stock	513,000	513,000	407,000
Treasury stock, 0 shares and 47,000 shares at cost at December 31, 2016 and 2015, respectively			(254,000)
Additional paid-in capital	380,288,000	378,272,000	214,171,000
Accumulated other comprehensive income (loss)	(39,000)	(41,000)
Accumulated deficit	(96,416,000)	(87,334,000)	(48,156,000)
Total stockholders' equity	284,346,000	291,410,000	166,168,000
Total liabilities and stockholders' equity	$ 416,235,000	$ 420,437,000	$ 286,750,000